Noncontrolling Interests Subject To Put Provisions (Tables)	9 Months Ended
Sep. 30, 2013
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions

10. Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, the development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

At September 30, 2013 and December 31, 2012, the Company's potential obligations under these put options were $641,021 and $523,260, respectively, of which, at September 30, 2013, put options with an aggregate purchase obligation of $252,319 were exercisable. One put option was exercised for a total consideration of $3,100 during the first nine months of 2013.

Following is a roll forward of noncontrolling interests subject to put provisions for the nine months ended September 30, 2013 and the year ended December 31, 2012:

	September 30, 2013	December 31, 2012

Beginning balance as of January 1,	$523,260	$410,491
Contributions to noncontrolling interests	(88,847)	(114,536)
Purchase/ sale of noncontrolling interests	8,556	134,643
Contributions from noncontrolling interests	14,626	16,565
Changes in fair value of noncontrolling interests	105,389	(18,880)
Net income	77,467	94,718
Other comprehensive income (loss)	570	259
Ending balance as of September 30, 2013 and December 31, 2012	$641,021	$523,260